Deferred revenue (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / oz	Dec. 31, 2020 USD ($) $ / oz $ / OZ	May 01, 2021 $ / OZ	Apr. 30, 2021 $ / OZ	Nov. 04, 2013 USD ($)	Aug. 08, 2012 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deposits from customers					$ 885,000
Description of aggregate deposit payments	(i) 100% of payable gold and silver from the 777 mine until the end of 2016, and delivery of 50% of payable gold and 100% of payable silver for the remainder of the 777 mine life; and aggregate deposit payments of $429,900 against the delivery of (ii) 100% of payable silver and 50% of payable gold from Peru's production.
Description of additional deposit payments	In addition to the aggregate deposit payments of $885,000, as gold and silver is delivered under the stream agreements, Hudbay receives cash payments equal to the lesser of (i) the market price and (ii) $400 per ounce (for gold) and $5.90 per ounce (for silver), subject to 1% annual escalation after three years, from the inception of the agreement.
Discount rate on streaming agreement	9.00%
Stream deposit	$ 4,000
Amortization of deferred revenue - variable consideration adjustments - prior periods	1,617	$ 6,668
Variable consideration adjustment - increase of finance expense	594	(3,692)
Variable consideration adjustments - prior periods	$ (1,617)	$ 6,668
Stream transactions with 777 mine [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deposits from customers						$ 455,100
Drawdown rate for gold | $ / oz	1,578	1,589
Drawdown rate for silver | $ / oz	30.38	30.63
Discount rate on streaming agreement	9.00%
Stream transactions with Constancia mine [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deposits from customers					$ 429,900
Peru Stream Agreement [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Drawdown rate for gold | $ / OZ		976	762	990
Drawdown rate for silver | $ / OZ		21.52	15.64	21.86
Description of increased fixed gold recoveries	The amendment eliminates the requirement to deliver 8,020 ounces of gold to Wheaton for not mining four million tonnes of ore from the Pampacancha deposit by June 30, 2021. In consideration for the elimination of this delivery obligation, Hudbay has agreed to increase the fixed gold recoveries that apply to Constancia ore production from 55% to 70% until December 31, 2025, which matches the fixed recovery rate that applies to Pampacancha production.
Stream deposit	$ 4,000